Average Annual Total Returns - Hartford Schroders Tax-Aware Bond ETF	Hartford Schroders Tax-Aware Bond ETF Return Before Taxes 1 Year	Hartford Schroders Tax-Aware Bond ETF Return Before Taxes Since Inception	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions 1 Year	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions Since Inception	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Schroders Tax-Aware Bond ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.87%	5.48%	7.26%	5.01%	5.25%	4.34%	7.54%	5.75%